Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Guggenheim Strategy Funds Trust
Entity Central Index Key	0001601445
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000141590
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund II for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
$11	0.22%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 11
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as rates rose over the period. Credit positioning detracted from performance primarily due to spread widening within the fund’s asset-backed and non-Agency commercial mortgage-backed securities allocations.

Line Graph [Table Text Block]
Table Summary
	Guggenheim Strategy Fund II	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,355	$10,044	$10,030
3/31/18	$10,621	$10,165	$10,135
3/31/19	$10,868	$10,620	$10,347
3/31/20	$10,829	$11,569	$10,562
3/31/21	$11,441	$11,651	$10,572
3/31/22	$11,405	$11,168	$10,578
3/31/23	$11,673	$10,633	$10,853
3/31/24	$12,539	$10,814	$11,436
3/31/25	$13,405	$11,342	$12,011
3/31/26	$14,043	$11,835	$12,506

AssetsNet	$ 127,727,847
Holdings Count | Holding	218
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$127,727,847 Total Number of Portfolio Holdings218 Portfolio Turnover Rate24%
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.7%
Interest Rate Futures Contracts Sold Short	-4.9%
Interest Rate Futures Contracts Purchased	4.9%
Collateralized Mortgage Obligations - Other	9.0%
Asset-Backed Securities - Other	10.3%
Asset-Backed Securities - Collateralized Loan Obligations	12.3%
Corporate Bonds - Other	16.8%
Corporate Bonds - Financial	19.3%
Collateralized Mortgage Obligations - Residential Mortgage-Backed Securities	23.7%
Centrally Cleared Interest Rate Swap Agreements	25.4%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH, 5.58% (1 Month Term SOFR + 1.90%, Rate Floor: 1.54%) due 06/15/38	2.7%
Brighthouse Financial Global Funding 5.55% due 04/09/27	2.1%
AEGON Funding Co. LLC 5.50% due 04/16/27	2.1%
WMRK Commercial Mortgage Trust 2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27	2.0%
BXMT Ltd. 2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38	2.0%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	1.9%
F&G Global Funding 5.88% due 06/10/27	1.7%
FS Rialto 2021-FL3 B, 5.59% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/16/36	1.6%
Universal Health Services, Inc. 1.65% due 09/01/26	1.5%
Mutual of Omaha Companies, Global Funding 5.35% due 04/09/27	1.4%
Total	19.0%

Material Fund Change [Text Block]
C000141591
Shareholder Report [Line Items]
Fund Name	Guggenheim Strategy Fund III
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Strategy Fund III for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
$8	0.15%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 8
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as rates rose over the period. Credit positioning detracted from performance primarily due to spread widening within the fund’s asset-backed and non-Agency commercial mortgage-backed securities allocations.

Line Graph [Table Text Block]
Table Summary
	Guggenheim Strategy Fund III	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,424	$10,044	$10,030
3/31/18	$10,706	$10,165	$10,135
3/31/19	$10,938	$10,620	$10,347
3/31/20	$10,916	$11,569	$10,562
3/31/21	$11,602	$11,651	$10,572
3/31/22	$11,549	$11,168	$10,578
3/31/23	$11,807	$10,633	$10,853
3/31/24	$12,682	$10,814	$11,436
3/31/25	$13,538	$11,342	$12,011
3/31/26	$14,208	$11,835	$12,506

AssetsNet	$ 130,075,302
Holdings Count | Holding	246
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$130,075,302 Total Number of Portfolio Holdings246 Portfolio Turnover Rate26%
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	1.7%
Interest Rate Futures Contracts Sold Short	-5.0%
Interest Rate Futures Contracts Purchased	5.0%
Collateralized Mortgage Obligations - Other	6.7%
Asset-Backed Securities - Collateralized Loan Obligations	10.3%
Asset-Backed Securities - Other	13.4%
Corporate Bonds - Other	15.0%
Corporate Bonds - Financial	18.4%
Centrally Cleared Interest Rate Swap Agreements	25.6%
Collateralized Mortgage Obligations - Residential Mortgage-Backed Securities	27.9%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Brighthouse Financial Global Funding 5.55% due 04/09/27	2.1%
AEGON Funding Co. LLC 5.50% due 04/16/27	2.1%
WMRK Commercial Mortgage Trust 2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27	2.0%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	1.9%
BXMT Ltd. 2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38	1.7%
Anchorage Credit Funding 4 Ltd. 2016-4A AR, 2.72% due 04/27/39	1.7%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	1.5%
Universal Health Services, Inc. 1.65% due 09/01/26	1.5%
F&G Global Funding 5.88% due 06/10/27	1.5%
Icon Investments Six DAC 5.81% due 05/08/27	1.4%
Total	17.4%

Material Fund Change [Text Block]
C000141592
Shareholder Report [Line Items]
Fund Name	Guggenheim Variable Insurance Strategy Fund III
Class Name	Variable Annuity
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Variable Insurance Strategy Fund III for the period from October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or services@guggenheiminvestments.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	services@guggenheiminvestments.com
Additional Information Website	GuggenheimInvestments.com/variable-insurance-funds
Expenses [Text Block]

What were the Fund's costs for the last six months? *

Based on a hypothetical $10,000 investment

Table Summary
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment**
Variable Annuity	$33	0.66%
Table Summary
*	Excludes expenses of the underlying funds in which the fund invests, if any.
**	Annualized

Expenses Paid, Amount	$ 33
Factors Affecting Performance [Text Block]

What factors materially affected the Fund's performance over the last six months?

Positive performance was driven by carry (or earned income). Duration was a modest detractor as rates rose over the period. Credit positioning detracted from performance primarily due to spread widening within the fund’s asset-backed and non-Agency commercial mortgage-backed securities allocations.

Line Graph [Table Text Block]
Table Summary
	Guggenheim Variable Insurance Strategy Fund III	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
3/31/17	$10,434	$10,044	$10,030
3/31/18	$10,721	$10,165	$10,135
3/31/19	$10,955	$10,620	$10,347
3/31/20	$10,890	$11,569	$10,562
3/31/21	$11,555	$11,651	$10,572
3/31/22	$11,506	$11,168	$10,578
3/31/23	$11,761	$10,633	$10,853
3/31/24	$12,627	$10,814	$11,436
3/31/25	$13,485	$11,342	$12,011
3/31/26	$14,112	$11,835	$12,506

AssetsNet	$ 36,479,375
Holdings Count | Holding	148
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of March 31, 2026 Net Assets$36,479,375 Total Number of Portfolio Holdings148 Portfolio Turnover Rate32%
Holdings [Text Block]

Holdings DiversificationFootnote Reference1 (% of Net Assets) as of March 31, 2026

Table Summary
Value	Value
Other	0.6%
Collateralized Mortgage Obligations - Other	9.4%
Asset-Backed Securities - Collateralized Loan Obligations	17.1%
Centrally Cleared Interest Rate Swap Agreements	21.2%
Asset-Backed Securities - Other	27.9%
Collateralized Mortgage Obligations - Residential Mortgage-Backed Securities	38.0%

Largest Holdings [Text Block]

10 Largest HoldingsFootnote Reference2 (% of Net Assets) as of March 31, 2026

Table Summary
Anchorage Credit Funding 4 Ltd. 2016-4A AR, 2.72% due 04/27/39	3.3%
WMRK Commercial Mortgage Trust 2022-WMRK, 7.11% (1 Month Term SOFR + 3.44%, Rate Floor: 3.44%) due 11/15/27	2.8%
BXMT Ltd. 2020-FL2 AS, 5.19% (1 Month Term SOFR + 1.51%, Rate Floor: 1.51%) due 02/15/38	2.7%
OSAT Trust 2021-RPL1, 6.12% due 05/25/65	2.5%
Oak Street Investment Grade Net Lease Fund 2020-1A, 1.85% due 11/20/50	2.4%
Cerberus Loan Funding XXXII, LP 2021-2A A, 5.55% (3 Month Term SOFR + 1.88%, Rate Floor: 1.88%) due 04/22/33	2.3%
MTN Commercial Mortgage Trust 2022-LPFL, 6.62% (1 Month Term SOFR + 2.94%, Rate Floor: 2.94%) due 03/15/39	2.2%
OBX Trust 2024-NQM5, 5.99% due 01/25/64	1.7%
Owl Rock CLO IV Ltd. 2020-4A A1R, 5.52% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33	1.6%
Triton Container Finance VIII LLC 2021-1A, 1.86% due 03/20/46	1.5%
Total	23.0%

Material Fund Change [Text Block]